UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of February 28, 2014

		Market
		Value
	Shares	($000)
Common Stocks (64.6%)
Consumer Discretionary (5.1%)
Comcast Corp. Class A	21,033,460	1,087,220
Time Warner Inc.	11,274,010	756,824
Ford Motor Co.	41,024,880	631,373
Lowe's Cos. Inc.	12,270,320	613,884
Walt Disney Co.	6,484,146	523,984
Volkswagen AG Preference Shares	1,575,500	409,537
* DIRECTV	1,815,900	140,914
		4,163,736
Consumer Staples (5.4%)
CVS Caremark Corp.	13,151,340	961,889
Wal-Mart Stores Inc.	7,588,100	566,831
Procter & Gamble Co.	7,156,965	562,967
Philip Morris International Inc.	5,999,300	485,403
Unilever NV	11,783,700	466,163
Diageo plc	13,357,952	419,470
Kraft Foods Group Inc.	6,794,200	375,516
Walgreen Co.	4,784,230	325,089
Anheuser-Busch InBev NV ADR	1,386,800	145,073
Mondelez International Inc. Class A	3,077,000	104,710
Diageo plc ADR	292,300	36,745
		4,449,856
Energy (6.9%)
Exxon Mobil Corp.	14,055,384	1,353,112
Chevron Corp.	9,933,120	1,145,587
BP plc ADR	16,882,610	854,429
Anadarko Petroleum Corp.	7,718,910	649,623
Schlumberger Ltd.	4,985,380	463,640
BG Group plc	25,259,870	459,575
Suncor Energy Inc.	8,320,420	274,907
Halliburton Co.	4,670,050	266,193
Phillips 66	3,074,081	230,126
		5,697,192
Financials (13.4%)
Wells Fargo & Co.	38,971,017	1,809,035
JPMorgan Chase & Co.	23,549,396	1,338,077
ACE Ltd.	9,602,460	939,793
Prudential Financial Inc.	11,042,020	933,934
PNC Financial Services Group Inc.	9,691,400	792,563
BlackRock Inc.	2,399,840	731,567
Citigroup Inc.	12,171,910	591,920
US Bancorp	9,868,800	406,002
Bank of America Corp.	23,040,500	380,859
MetLife Inc.	7,377,285	373,807
Marsh & McLennan Cos. Inc.	7,559,100	364,046
Mitsubishi UFJ Financial Group Inc.	57,918,100	335,615
Aflac Inc.	4,295,769	275,273
HSBC Holdings plc ADR	5,179,500	273,426
^ Bank of Nova Scotia	4,661,000	266,749

UBS AG	11,573,534	247,211
Standard Chartered plc	11,457,321	242,535
Chubb Corp.	1,487,050	130,087
State Street Corp.	1,921,027	126,154
Hartford Financial Services Group Inc.	3,495,472	123,006
Morgan Stanley	3,676,100	113,224
Vornado Realty Trust	1,032,895	99,457
American International Group Inc.	1,423,700	70,858
		10,965,198
Health Care (12.3%)
Merck & Co. Inc.	27,713,952	1,579,418
Johnson & Johnson	10,672,450	983,146
Pfizer Inc.	29,075,738	933,622
Roche Holding AG	2,888,356	889,325
Eli Lilly & Co.	14,137,500	842,736
AstraZeneca plc ADR	11,923,460	807,934
Cardinal Health Inc.	10,836,500	775,135
Medtronic Inc.	12,018,800	712,234
UnitedHealth Group Inc.	8,599,390	664,475
Bristol-Myers Squibb Co.	10,381,690	558,224
Teva Pharmaceutical Industries Ltd. ADR	7,977,900	398,017
Zoetis Inc.	11,873,396	368,313
* Gilead Sciences Inc.	2,934,900	242,980
AmerisourceBergen Corp. Class A	2,421,400	164,292
* Celgene Corp.	995,000	159,946
		10,079,797
Industrials (8.3%)
United Parcel Service Inc. Class B	8,008,053	766,931
Honeywell International Inc.	6,957,170	657,035
General Electric Co.	24,491,000	623,786
FedEx Corp.	4,507,120	600,934
Raytheon Co.	5,171,830	506,374
Schneider Electric SA	5,440,382	484,125
United Technologies Corp.	3,985,000	466,325
Eaton Corp. plc	5,839,300	436,254
Deere & Co.	4,922,460	422,987
CSX Corp.	14,363,840	398,022
General Dynamics Corp.	2,731,465	299,205
Union Pacific Corp.	1,534,760	276,840
Caterpillar Inc.	2,438,450	236,456
*,^ ABB Ltd. ADR	8,878,300	226,219
Boeing Co.	1,625,060	209,503
Lockheed Martin Corp.	998,700	162,089
Emerson Electric Co.	1,146,970	74,851
		6,847,936
Information Technology (8.2%)
Microsoft Corp.	36,509,820	1,398,691
Intel Corp.	28,718,860	711,079
Texas Instruments Inc.	15,240,172	685,198
Accenture plc Class A	7,837,210	653,231
International Business Machines Corp.	3,503,190	648,686
Apple Inc.	1,224,500	644,381
Cisco Systems Inc.	28,635,770	624,260
* eBay Inc.	9,019,790	530,093
QUALCOMM Inc.	5,373,220	404,550

Oracle Corp.	10,006,450	391,352
6,691,521
Materials (1.3%)
Dow Chemical Co.	11,140,900	542,673
International Paper Co.	6,603,600	322,850
Goldcorp Inc.	5,826,160	156,899
1,022,422
Telecommunication Services (1.5%)
Verizon Communications Inc.	26,458,670	1,258,904

Utilities (2.2%)
NextEra Energy Inc.	7,459,900	681,760
Dominion Resources Inc.	8,420,028	584,350
Exelon Corp.	10,513,964	319,730
Duke Energy Corp.	3,107,400	220,252
1,806,092
Total Common Stocks (Cost $34,389,190)	52,982,654
Face
Maturity	Amount
Coupon	Date	($000)
U.S. Government and Agency Obligations (8.0%)
U.S. Government Securities (5.2%)
United States Treasury Note/Bond	0.125%	4/30/15	351,900	351,844
United States Treasury Note/Bond	0.250%	5/31/15	141,400	141,554
United States Treasury Note/Bond	0.375%	6/30/15	147,150	147,541
United States Treasury Note/Bond	0.250%	11/30/15	785,000	784,874
United States Treasury Note/Bond	0.250%	12/31/15	134,300	134,237
1	United States Treasury Note/Bond	1.500%	6/30/16	506,905	519,263
United States Treasury Note/Bond	0.875%	1/31/17	12,165	12,235
United States Treasury Note/Bond	0.750%	10/31/17	230,000	227,843
United States Treasury Note/Bond	1.000%	5/31/18	220,000	217,732
United States Treasury Note/Bond	1.375%	9/30/18	953,900	953,747
United States Treasury Note/Bond	2.750%	2/15/19	30,350	32,147
United States Treasury Note/Bond	2.875%	5/15/43	880,170	763,275
United States Treasury Note/Bond	3.750%	11/15/43	24,121	24,845
4,311,137
Conventional Mortgage-Backed Securities (2.6%)
[2,3] Fannie Mae Pool	2.500%	7/1/27–1/1/29	10,534	10,607
2,3,4Fannie Mae Pool	4.000%	3/1/44	400,000	419,124
2,3,4Freddie Mac Gold Pool	3.500%	10/1/40–3/1/44	266,800	269,719
[2,3] Freddie Mac Gold Pool	4.500%	6/1/23–3/1/44	1,200,119	1,289,261
[2,3] Freddie Mac Gold Pool	5.000%	1/1/33–3/1/44	140,456	153,675
[2,3] Freddie Mac Gold Pool	5.500%	9/1/22–4/1/41	8,449	9,331
2	Ginnie Mae I Pool	7.000% 11/15/31–11/15/33	4,674	5,370
2	Ginnie Mae I Pool	8.000%	6/15/17	19	20
2,157,107
Nonconventional Mortgage-Backed Securities (0.2%)
[2,3] Fannie Mae REMICS	3.500%	4/25/31	9,730	9,569
[2,3] Fannie Mae REMICS	4.000%	9/25/29–5/25/31	18,581	19,351
[2,3] Freddie Mac REMICS	3.500%	3/15/31	5,760	5,670
[2,3] Freddie Mac REMICS	4.000%	12/15/30–4/15/31	108,686	112,068
146,658
Total U.S. Government and Agency Obligations (Cost $6,553,918)	6,614,902

Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
2	Ally Auto Receivables Trust 2010-4	1.350%	12/15/15	5,094	5,111
2	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	105,755	105,931
2	AmeriCredit Automobile Receivables Trust
	2011-3	1.170%	1/8/16	816	816
2	AmeriCredit Automobile Receivables Trust
	2012-1	4.720%	3/8/18	11,557	12,238
2,5,6Atrium IX		1.538%	2/28/24	5,350	5,308
[2,6] Avis Budget Rental Car Funding AESOP LLC
	2010-4A	2.090%	4/20/15	18,758	18,798
[2,6] Avis Budget Rental Car Funding AESOP LLC
	2010-5A	3.150%	3/20/17	12,000	12,472
2	Banc of America Commercial Mortgage Trust
	2006-2	5.737%	5/10/45	15,060	16,326
2	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	18,271	19,780
2	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	23,000	24,981
2,5,6Carlyle Global Market Strategies CLO 2013-3
	Ltd.	1.359%	7/15/25	8,015	7,875
2,5,
6 CECLO 2013-20A 144A		1.724%	1/25/26	40,000	40,000
2,5,6CIFC Funding Ltd.		0.000%	4/18/25	47,325	47,249
2	COMM 2006-C7 Mortgage Trust	5.753%	6/10/46	21,596	23,355
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	17,927
2	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	13,470	14,593
2,5,6Dryden Senior Loan Fund		0.000%	4/18/26	46,650	46,314
[2,6] First Investors Auto Owner Trust 2013-2		1.230%	3/15/19	18,178	18,235
[2,6] Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	16,270	16,856
2	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	30,861	31,586
[2,6] Hertz Vehicle Financing LLC 2011-1A		2.200%	3/25/16	36,320	36,766
[2,6] Hilton USA Trust 2013-HLT		2.662%	11/5/30	45,820	46,285
2,5,6ING Investment Management Co.		0.000%	4/18/26	46,560	46,560
2	LB-UBS Commercial Mortgage Trust 2006-C4	5.837%	6/15/38	9,812	10,663
[2,5] LB-UBS Commercial Mortgage Trust 2008-C1		6.157%	4/15/41	29,465	33,894
2,5,6Limerock CLO		0.000%	4/18/26	53,500	53,442
2,5,6Madison Park Funding Ltd.		1.635%	1/19/25	31,070	30,992
2	Merrill Lynch Mortgage Trust 2006-C1	5.686%	5/12/39	25,972	28,069
[2,6] MMAF Equipment Finance LLC 2012-A		2.570%	6/9/33	8,570	8,635
2	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	11,699	12,128
2	Santander Drive Auto Receivables Trust
	2011-1	2.350%	11/16/15	5,238	5,249
[2,6] Springleaf Mortgage Loan Trust 2013-1A		2.310%	6/25/58	8,330	8,031
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	8,771
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $813,678)					815,236
Corporate Bonds (21.9%)
Finance (8.8%)
	Banking (6.4%)
	American Express Centurion Bank	6.000%	9/13/17	20,000	23,107
	American Express Co.	1.550%	5/22/18	62,130	61,452
	American Express Credit Corp.	2.750%	9/15/15	10,000	10,334
	American Express Credit Corp.	2.375%	3/24/17	71,985	74,494

American Express Credit Corp.	2.125%	7/27/18	49,605	50,241
Bank of America Corp.	6.000%	9/1/17	69,725	79,639
Bank of America Corp.	5.750%	12/1/17	30,000	34,162
Bank of America Corp.	5.625%	7/1/20	4,550	5,233
Bank of America Corp.	5.875%	1/5/21	40,000	46,769
Bank of America Corp.	3.300%	1/11/23	24,005	23,540
Bank of America Corp.	4.100%	7/24/23	6,735	6,906
Bank of America Corp.	4.125%	1/22/24	26,100	26,627
Bank of America Corp.	5.875%	2/7/42	9,965	11,595
Bank of America Corp.	5.000%	1/21/44	26,000	26,925
Bank of America NA	5.300%	3/15/17	68,000	75,368
Bank of America NA	6.000%	10/15/36	30,000	35,746
Bank of Montreal	1.300%	7/15/16	34,200	34,584
Bank of Montreal	2.500%	1/11/17	79,535	82,950
Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	61,451
Bank of Nova Scotia	3.400%	1/22/15	82,000	84,240
Bank of Nova Scotia	2.050%	10/30/18	64,150	64,377
6 Barclays Bank plc	6.050%	12/4/17	47,500	53,352
Barclays Bank plc	2.500%	2/20/19	31,800	32,111
Barclays Bank plc	5.125%	1/8/20	18,095	20,514
Barclays Bank plc	5.140%	10/14/20	11,905	12,872
BB&T Corp.	3.200%	3/15/16	34,000	35,595
BB&T Corp.	4.900%	6/30/17	8,045	8,854
BB&T Corp.	5.250%	11/1/19	8,000	9,090
Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	10,195
Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	19,614
BNP Paribas SA	2.400%	12/12/18	53,700	54,134
BNP Paribas SA	3.250%	3/3/23	12,270	11,937
BNY Mellon NA	4.750%	12/15/14	4,750	4,917
BPCE SA	2.500%	12/10/18	50,325	50,572
6 BPCE SA	5.150%	7/21/24	21,085	21,142
Canadian Imperial Bank of Commerce	2.350%	12/11/15	56,000	57,798
Capital One Bank USA NA	2.150%	11/21/18	45,055	45,095
Capital One Financial Corp.	2.150%	3/23/15	27,380	27,846
Capital One Financial Corp.	3.150%	7/15/16	10,000	10,503
Capital One Financial Corp.	5.250%	2/21/17	3,580	3,916
Capital One Financial Corp.	4.750%	7/15/21	18,835	20,598
Citigroup Inc.	4.587%	12/15/15	23,975	25,530
Citigroup Inc.	3.953%	6/15/16	41,322	43,878
Citigroup Inc.	5.850%	8/2/16	30,000	33,369
Citigroup Inc.	4.450%	1/10/17	35,670	38,770
Citigroup Inc.	6.125%	11/21/17	64,960	75,131
Citigroup Inc.	1.750%	5/1/18	25,000	24,742
Citigroup Inc.	6.125%	5/15/18	9,500	11,011
Citigroup Inc.	2.500%	9/26/18	18,000	18,202
Citigroup Inc.	8.500%	5/22/19	34,000	43,682
Citigroup Inc.	5.375%	8/9/20	32,616	36,889
Citigroup Inc.	4.500%	1/14/22	33,920	36,144
Citigroup Inc.	6.625%	6/15/32	45,000	51,721
Citigroup Inc.	6.125%	8/25/36	30,000	32,957
Citigroup Inc.	8.125%	7/15/39	8,325	12,080
Citigroup Inc.	5.875%	1/30/42	1,290	1,494
Citigroup Inc.	4.950%	11/7/43	16,000	16,493
6 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	52,000	53,421
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	55,610	55,916

6 Credit Agricole SA	3.500%	4/13/15	50,000	51,342
Credit Suisse	5.500%	5/1/14	30,000	30,247
Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	61,685
Goldman Sachs Group Inc.	5.350%	1/15/16	58,000	62,605
Goldman Sachs Group Inc.	5.625%	1/15/17	40,000	44,284
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	50,298
Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	12,863
Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	63,188
Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	46,339
Goldman Sachs Group Inc.	3.625%	1/22/23	63,920	62,909
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	55,185
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	50,287
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	42,375
6 HSBC Bank plc	3.500%	6/28/15	17,937	18,638
6 HSBC Bank plc	4.750%	1/19/21	62,040	68,709
HSBC Bank USA NA	4.625%	4/1/14	19,710	19,771
HSBC Holdings plc	4.000%	3/30/22	72,455	75,071
HSBC Holdings plc	6.500%	5/2/36	25,000	29,669
HSBC Holdings plc	6.100%	1/14/42	40,665	49,875
HSBC USA Inc.	1.625%	1/16/18	39,500	39,360
HSBC USA Inc.	2.625%	9/24/18	20,000	20,524
Huntington National Bank	2.200%	4/1/19	22,280	22,237
6 ING Bank NV	3.750%	3/7/17	23,000	24,391
JPMorgan Chase & Co.	5.125%	9/15/14	14,550	14,902
JPMorgan Chase & Co.	5.250%	5/1/15	40,000	41,980
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	65,936
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	12,265
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	61,478
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	44,384
JPMorgan Chase & Co.	4.500%	1/24/22	44,780	48,430
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	18,294
JPMorgan Chase & Co.	3.375%	5/1/23	5,785	5,503
JPMorgan Chase & Co.	3.875%	2/1/24	39,000	39,282
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	108,181
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	19,968
JPMorgan Chase & Co.	5.625%	8/16/43	16,100	17,524
Mellon Funding Corp.	5.000%	12/1/14	30,000	31,028
Merrill Lynch & Co. Inc.	6.050%	5/16/16	70,000	76,951
Merrill Lynch & Co. Inc.	6.400%	8/28/17	23,000	26,580
Merrill Lynch & Co. Inc.	6.875%	4/25/18	40,000	47,585
Morgan Stanley	4.750%	4/1/14	70,000	70,215
Morgan Stanley	6.000%	5/13/14	7,835	7,918
Morgan Stanley	6.000%	4/28/15	44,000	46,669
Morgan Stanley	3.800%	4/29/16	9,470	9,999
Morgan Stanley	5.450%	1/9/17	70,000	77,818
Morgan Stanley	2.125%	4/25/18	52,125	52,362
Morgan Stanley	2.500%	1/24/19	100,000	100,595
Morgan Stanley	5.625%	9/23/19	24,355	27,963
Morgan Stanley	5.750%	1/25/21	79,825	91,804
Morgan Stanley	6.250%	8/9/26	20,000	23,923
National City Corp.	6.875%	5/15/19	13,950	16,762
6 Nordea Bank AB	3.700%	11/13/14	22,880	23,409
Northern Trust Corp.	3.450%	11/4/20	9,000	9,556
PNC Bank NA	4.875%	9/21/17	50,000	55,477
PNC Bank NA	4.200%	11/1/25	16,650	17,072
6 Standard Chartered plc	3.850%	4/27/15	14,990	15,544
State Street Corp.	5.375%	4/30/17	76,315	84,866

6 Svenska Handelsbanken AB	4.875%	6/10/14	56,000	56,654
Svenska Handelsbanken AB	2.875%	4/4/17	40,000	41,787
UBS AG	3.875%	1/15/15	29,052	29,911
UBS AG	5.875%	7/15/16	50,000	55,560
UBS AG	4.875%	8/4/20	8,000	8,948
US Bancorp	1.650%	5/15/17	32,000	32,603
US Bancorp	3.700%	1/30/24	52,500	53,651
Wells Fargo & Co.	3.750%	10/1/14	28,000	28,552
Wells Fargo & Co.	3.625%	4/15/15	2,200	2,280
Wells Fargo & Co.	3.676%	6/15/16	19,000	20,239
Wells Fargo & Co.	2.625%	12/15/16	53,000	55,500
Wells Fargo & Co.	5.625%	12/11/17	31,150	35,828
Wells Fargo & Co.	2.150%	1/15/19	91,150	91,907
Wells Fargo & Co.	3.000%	1/22/21	26,735	26,983
Wells Fargo & Co.	3.500%	3/8/22	72,215	73,958
Wells Fargo & Co.	3.450%	2/13/23	35,620	34,770
Wells Fargo & Co.	4.480%	1/16/24	46,156	48,223
Wells Fargo & Co.	5.606%	1/15/44	68,281	74,820

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	13,332

Finance Companies (0.6%)
General Electric Capital Corp.	4.625%	1/7/21	78,930	87,439
General Electric Capital Corp.	5.300%	2/11/21	30,850	34,795
General Electric Capital Corp.	3.150%	9/7/22	119,030	117,572
General Electric Capital Corp.	3.100%	1/9/23	19,460	19,036
General Electric Capital Corp.	6.750%	3/15/32	30,000	38,341
General Electric Capital Corp.	6.150%	8/7/37	46,100	55,791
General Electric Capital Corp.	5.875%	1/14/38	66,921	79,363
General Electric Capital Corp.	6.875%	1/10/39	25,440	33,522

Insurance (1.5%)
ACE Capital Trust II	9.700%	4/1/30	20,000	28,750
ACE INA Holdings Inc.	2.600%	11/23/15	11,000	11,356
ACE INA Holdings Inc.	5.800%	3/15/18	40,360	46,418
Aetna Inc.	1.750%	5/15/17	2,636	2,669
Aetna Inc.	6.500%	9/15/18	11,460	13,616
Allstate Corp.	5.000%	8/15/14	10,000	10,204
2 Allstate Corp.	6.125%	5/15/67	30,000	31,425
2 Allstate Corp.	6.500%	5/15/67	20,000	20,900
American International Group Inc.	4.125%	2/15/24	18,450	18,932
Chubb Corp.	6.000%	5/11/37	50,000	61,012
CNA Financial Corp.	3.950%	5/15/24	5,410	5,448
6 Farmers Exchange Capital	7.050%	7/15/28	25,000	31,517
6 Five Corners Funding Trust	4.419%	11/15/23	42,330	43,207
Hartford Financial Services Group Inc.	4.750%	3/1/14	15,000	15,006
6 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	24,311
6 Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	14,322
6 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	38,025
Loews Corp.	2.625%	5/15/23	21,720	20,096
6 MassMutual Global Funding II	2.875%	4/21/14	11,390	11,428
6 MassMutual Global Funding II	2.100%	8/2/18	46,890	47,067
MetLife Inc.	4.125%	8/13/42	5,565	5,136
MetLife Inc.	4.875%	11/13/43	31,425	32,738
6 Metropolitan Life Global Funding I	5.125%	6/10/14	8,000	8,098
6 Metropolitan Life Global Funding I	1.500%	1/10/18	50,360	49,875

6 Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,609
6 Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	56,060
6 New York Life Global Funding	1.650%	5/15/17	44,000	44,468
6 New York Life Insurance Co.	5.875%	5/15/33	55,395	63,908
Prudential Financial Inc.	4.750%	4/1/14	28,700	28,791
Prudential Financial Inc.	5.100%	9/20/14	10,000	10,251
Prudential Financial Inc.	3.000%	5/12/16	11,995	12,557
Prudential Financial Inc.	2.300%	8/15/18	24,545	24,815
Prudential Financial Inc.	4.500%	11/15/20	34,365	37,644
6 QBE Insurance Group Ltd.	2.400%	5/1/18	9,160	8,915
Torchmark Corp.	7.875%	5/15/23	45,000	57,121
Travelers Cos. Inc.	5.800%	5/15/18	32,500	37,529
UnitedHealth Group Inc.	6.000%	6/15/17	9,500	10,925
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	30,586
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	29,814
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,573
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	15,272
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	63,694
WellPoint Inc.	2.300%	7/15/18	15,110	15,254
WellPoint Inc.	3.700%	8/15/21	10,000	10,238
WellPoint Inc.	3.125%	5/15/22	53,740	51,768
WellPoint Inc.	3.300%	1/15/23	42,468	40,861

Real Estate Investment Trusts (0.3%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	21,612
Duke Realty LP	6.500%	1/15/18	8,755	10,071
HCP Inc.	3.750%	2/1/16	7,950	8,377
Realty Income Corp.	6.750%	8/15/19	21,075	25,040
Realty Income Corp.	4.650%	8/1/23	25,010	26,320
Simon Property Group LP	5.100%	6/15/15	50,000	52,925
Simon Property Group LP	6.100%	5/1/16	49,050	53,904
6 WEA Finance LLC	7.125%	4/15/18	34,000	40,635
				7,205,358
Industrial (11.2%)
Basic Industry (0.3%)
BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	16,860
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	45,970	47,055
EI du Pont de Nemours & Co.	2.750%	4/1/16	54,000	56,352
Rio Tinto Alcan Inc.	7.250%	3/15/31	21,273	26,867
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	43,937
Rio Tinto Finance USA plc	2.000%	3/22/17	8,095	8,281
Rio Tinto Finance USA plc	2.250%	12/14/18	50,200	50,672
Rio Tinto Finance USA plc	3.500%	3/22/22	17,000	16,980
2 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	4,875	5,775

Capital Goods (0.9%)
3M Co.	6.375%	2/15/28	24,990	32,487
Boeing Co.	8.625%	11/15/31	9,460	13,789
Caterpillar Financial Services Corp.	1.625%	6/1/17	25,220	25,545
Caterpillar Financial Services Corp.	2.625%	3/1/23	63,500	59,969
Caterpillar Inc.	3.900%	5/27/21	51,914	55,357
Caterpillar Inc.	2.600%	6/26/22	11,345	10,838
Caterpillar Inc.	3.803%	8/15/42	13,960	12,455
Deere & Co.	7.125%	3/3/31	17,500	23,425
General Dynamics Corp.	3.875%	7/15/21	14,925	15,795
General Electric Co.	5.250%	12/6/17	11,685	13,329
General Electric Co.	2.700%	10/9/22	29,000	28,031

General Electric Co.	4.125%	10/9/42	8,735	8,475
Honeywell International Inc.	4.250%	3/1/21	40,681	44,846
Illinois Tool Works Inc.	3.500%	3/1/24	57,840	57,856
John Deere Capital Corp.	2.250%	4/17/19	28,125	28,506
John Deere Capital Corp.	1.700%	1/15/20	21,935	21,226
6 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	100,344
United Technologies Corp.	1.800%	6/1/17	21,785	22,249
United Technologies Corp.	3.100%	6/1/22	7,010	7,037
United Technologies Corp.	7.500%	9/15/29	19,230	26,776
United Technologies Corp.	6.050%	6/1/36	20,325	25,226
United Technologies Corp.	6.125%	7/15/38	45,000	56,396

Communication (2.4%)
21st Century Fox America Inc.	4.500%	2/15/21	14,500	15,829
21st Century Fox America Inc.	3.000%	9/15/22	11,891	11,459
21st Century Fox America Inc.	4.000%	10/1/23	4,505	4,603
21st Century Fox America Inc.	6.150%	2/15/41	33,265	38,636
America Movil SAB de CV	3.125%	7/16/22	84,600	79,895
America Movil SAB de CV	4.375%	7/16/42	20,430	17,894
6 American Tower Trust I	1.551%	3/15/18	14,885	14,625
6 American Tower Trust I	3.070%	3/15/23	18,175	17,451
AT&T Inc.	5.100%	9/15/14	30,160	30,908
AT&T Inc.	2.950%	5/15/16	23,655	24,721
AT&T Inc.	1.600%	2/15/17	38,000	38,418
AT&T Inc.	1.400%	12/1/17	24,000	23,862
AT&T Inc.	5.600%	5/15/18	44,000	50,937
AT&T Inc.	4.450%	5/15/21	10,000	10,799
AT&T Inc.	6.450%	6/15/34	73,115	85,830
AT&T Inc.	6.800%	5/15/36	11,305	13,358
AT&T Inc.	6.500%	9/1/37	9,675	11,229
AT&T Inc.	6.550%	2/15/39	15,265	18,062
BellSouth Corp.	5.200%	9/15/14	20,000	20,517
BellSouth Corp.	6.550%	6/15/34	32,225	36,424
CBS Corp.	4.300%	2/15/21	27,830	29,338
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	21,000	26,891
Comcast Corp.	2.850%	1/15/23	9,760	9,413
Comcast Corp.	3.600%	3/1/24	44,880	45,193
Comcast Corp.	4.250%	1/15/33	42,890	42,248
Comcast Corp.	5.650%	6/15/35	4,725	5,333
Comcast Corp.	6.500%	11/15/35	4,720	5,847
Comcast Corp.	6.400%	5/15/38	4,320	5,312
Comcast Corp.	4.650%	7/15/42	37,485	37,442
Comcast Corp.	4.500%	1/15/43	22,000	21,522
Comcast Corp.	4.750%	3/1/44	17,630	17,922
6 COX Communications Inc.	4.700%	12/15/42	4,880	4,295
6 COX Communications Inc.	4.500%	6/30/43	25,810	21,949
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	15,785	16,220
6 Deutsche Telekom International Finance BV	4.875%	3/6/42	27,715	27,657
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	38,815	40,767
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	18,320	18,184
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	10,120	11,169
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	5,000	5,281

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	9,875	9,749
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	10,000	10,383
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	27,190	29,517
Discovery Communications LLC	5.625%	8/15/19	10,635	12,188
Discovery Communications LLC	5.050%	6/1/20	8,365	9,314
Discovery Communications LLC	3.250%	4/1/23	5,440	5,234
Discovery Communications LLC	4.950%	5/15/42	4,175	4,096
Discovery Communications LLC	4.875%	4/1/43	7,615	7,405
Grupo Televisa SAB	6.625%	1/15/40	25,090	28,521
6 NBCUniversal Enterprise Inc.	1.662%	4/15/18	76,135	75,421
6 NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	98,931
NBCUniversal Media LLC	4.375%	4/1/21	23,900	26,001
Orange SA	4.125%	9/14/21	60,990	63,058
6 SBA Tower Trust	2.933%	12/15/17	33,310	34,009
Time Warner Cable Inc.	5.850%	5/1/17	34,980	39,538
Time Warner Cable Inc.	6.550%	5/1/37	10,790	12,470
Time Warner Cable Inc.	7.300%	7/1/38	6,875	8,624
Time Warner Cable Inc.	6.750%	6/15/39	7,305	8,648
Time Warner Cable Inc.	5.875%	11/15/40	22,630	24,554
Verizon Communications Inc.	5.500%	4/1/17	25,000	28,193
Verizon Communications Inc.	4.500%	9/15/20	95,525	103,549
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,559
Verizon Communications Inc.	7.750%	12/1/30	56,410	74,414
Verizon Communications Inc.	6.400%	9/15/33	79,665	94,721
Verizon Communications Inc.	5.850%	9/15/35	49,525	55,690
Verizon Communications Inc.	6.900%	4/15/38	9,710	12,045
Verizon Communications Inc.	4.750%	11/1/41	11,880	11,390
Verizon Communications Inc.	6.550%	9/15/43	76,180	93,252
Vodafone Group plc	2.500%	9/26/22	41,355	38,040

Consumer Cyclical (1.9%)
Amazon.com Inc.	2.500%	11/29/22	34,760	32,346
6 American Honda Finance Corp.	1.500%	9/11/17	18,760	18,819
6 American Honda Finance Corp.	1.600%	2/16/18	30,845	30,810
American Honda Finance Corp.	2.125%	10/10/18	45,655	46,266
AutoZone Inc.	3.700%	4/15/22	46,136	46,146
AutoZone Inc.	3.125%	7/15/23	33,000	31,117
CVS Caremark Corp.	4.875%	9/15/14	25,200	25,788
CVS Caremark Corp.	5.750%	6/1/17	12,753	14,534
CVS Caremark Corp.	2.750%	12/1/22	50,000	47,390
6 Daimler Finance North America LLC	2.375%	8/1/18	35,000	35,610
6 Daimler Finance North America LLC	2.250%	7/31/19	69,485	69,234
Daimler Finance North America LLC	8.500%	1/18/31	33,000	49,017
eBay Inc.	1.350%	7/15/17	12,580	12,630
eBay Inc.	2.600%	7/15/22	20,130	19,084
Home Depot Inc.	2.250%	9/10/18	39,555	40,392
Home Depot Inc.	3.950%	9/15/20	16,000	17,429
Home Depot Inc.	2.700%	4/1/23	31,170	29,746
6 Hyundai Capital America	1.625%	10/2/15	14,955	15,079
Johnson Controls Inc.	7.125%	7/15/17	36,300	42,345
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,274
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	48,810
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	22,281
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	33,019

McDonald's Corp.	1.875%	5/29/19	16,685	16,648
McDonald's Corp.	2.625%	1/15/22	7,805	7,641
6 Nissan Motor Acceptance Corp.	1.950%	9/12/17	44,895	45,279
6 Nissan Motor Acceptance Corp.	1.800%	3/15/18	46,400	45,971
6 Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	25,377
PACCAR Financial Corp.	1.600%	3/15/17	39,311	39,850
Target Corp.	5.875%	7/15/16	20,000	22,429
Target Corp.	2.900%	1/15/22	27,000	26,484
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	25,051
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	24,460
Time Warner Inc.	4.875%	3/15/20	14,000	15,560
Time Warner Inc.	4.750%	3/29/21	8,000	8,786
Toyota Motor Credit Corp.	2.800%	1/11/16	42,517	44,314
Toyota Motor Credit Corp.	1.750%	5/22/17	47,000	47,889
Toyota Motor Credit Corp.	1.250%	10/5/17	35,945	35,884
Viacom Inc.	6.125%	10/5/17	7,500	8,669
Viacom Inc.	3.250%	3/15/23	19,020	18,359
6 Volkswagen International Finance NV	1.625%	3/22/15	83,250	84,008
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	26,864
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	31,799
Wal-Mart Stores Inc.	2.550%	4/11/23	69,450	65,297
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	133,564

Consumer Noncyclical (3.6%)
AbbVie Inc.	1.750%	11/6/17	31,160	31,394
AbbVie Inc.	2.000%	11/6/18	37,390	37,390
Altria Group Inc.	4.750%	5/5/21	23,376	25,513
Altria Group Inc.	2.850%	8/9/22	31,700	29,706
Altria Group Inc.	4.500%	5/2/43	52,500	47,988
AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,709
Amgen Inc.	2.300%	6/15/16	25,340	26,126
Amgen Inc.	3.875%	11/15/21	33,315	34,938
Amgen Inc.	5.150%	11/15/41	61,000	63,893
Anheuser-Busch Cos. LLC	5.000%	3/1/19	13,000	14,626
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	23,548
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,830	14,867
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	36,000	39,587
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	133,296	126,623
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,720	4,179
2 Ascension Health Alliance	4.847%	11/15/53	44,750	46,006
AstraZeneca plc	1.950%	9/18/19	39,565	39,174
AstraZeneca plc	6.450%	9/15/37	23,385	29,388
6 BAT International Finance plc	3.250%	6/7/22	58,280	57,009
Baxter International Inc.	5.900%	9/1/16	12,498	14,065
Bristol-Myers Squibb Co.	3.250%	11/1/23	40,790	40,135
Cardinal Health Inc.	1.700%	3/15/18	2,585	2,579
Cardinal Health Inc.	3.200%	3/15/23	13,035	12,571
6 Cargill Inc.	6.000%	11/27/17	25,000	28,799
6 Cargill Inc.	4.307%	5/14/21	60,532	64,657
6 Cargill Inc.	6.875%	5/1/28	19,355	23,386
6 Cargill Inc.	6.125%	4/19/34	28,980	34,035
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,140	2,110
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	9,745	9,895
2 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	4,975	4,544
Coca-Cola Co.	5.350%	11/15/17	85,000	97,713
Coca-Cola Co.	3.300%	9/1/21	10,075	10,416
Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,251

Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,139
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	30,936	31,148
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	34,333
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	18,545
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	18,837
ConAgra Foods Inc.	1.900%	1/25/18	9,090	9,100
ConAgra Foods Inc.	3.200%	1/25/23	7,690	7,318
Diageo Capital plc	2.625%	4/29/23	48,310	45,072
Diageo Investment Corp.	2.875%	5/11/22	26,991	26,294
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	7,850	7,562
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	7,905	7,448
Eli Lilly & Co.	4.650%	6/15/44	29,425	29,913
Express Scripts Holding Co.	2.650%	2/15/17	43,711	45,515
Express Scripts Holding Co.	4.750%	11/15/21	23,400	25,412
5 General Mills Inc.	6.390%	2/5/23	50,000	58,175
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	36,160	34,766
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	51,107
GlaxoSmithKline Capital plc	1.500%	5/8/17	36,755	37,283
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	28,480
6 Heineken NV	1.400%	10/1/17	8,150	8,114
6 Heineken NV	2.750%	4/1/23	25,450	23,682
6 Heineken NV	4.000%	10/1/42	1,390	1,241
6 Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,302
Johnson & Johnson	5.150%	7/15/18	14,800	17,119
Kaiser Foundation Hospitals	3.500%	4/1/22	11,731	11,587
Kaiser Foundation Hospitals	4.875%	4/1/42	13,205	13,931
Kellogg Co.	4.000%	12/15/20	57,000	60,543
Kraft Foods Group Inc.	2.250%	6/5/17	11,390	11,741
Kraft Foods Group Inc.	3.500%	6/6/22	40,490	40,730
Kraft Foods Group Inc.	5.000%	6/4/42	12,505	12,994
Kroger Co.	3.300%	1/15/21	16,485	16,639
Kroger Co.	3.850%	8/1/23	10,770	10,823
Kroger Co.	4.000%	2/1/24	22,290	22,661
McKesson Corp.	3.250%	3/1/16	6,650	6,955
McKesson Corp.	2.700%	12/15/22	7,710	7,243
McKesson Corp.	2.850%	3/15/23	7,620	7,185
Medtronic Inc.	1.375%	4/1/18	13,520	13,400
Medtronic Inc.	3.625%	3/15/24	10,350	10,470
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	11,055	9,740
Merck & Co. Inc.	1.300%	5/18/18	33,670	33,234
Merck & Co. Inc.	2.800%	5/18/23	54,775	52,293
Merck & Co. Inc.	6.550%	9/15/37	10,000	13,066
Merck & Co. Inc.	4.150%	5/18/43	22,090	21,338
Molson Coors Brewing Co.	2.000%	5/1/17	1,180	1,193
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	16,587
Molson Coors Brewing Co.	5.000%	5/1/42	14,965	15,478
Novartis Capital Corp.	3.400%	5/6/24	76,500	76,655
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	2,013
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	13,215
PepsiCo Inc.	3.100%	1/15/15	38,800	39,726
PepsiCo Inc.	2.750%	3/1/23	45,000	42,763
PepsiCo Inc.	4.000%	3/5/42	51,391	47,347
Pfizer Inc.	3.000%	6/15/23	70,000	67,859
Philip Morris International Inc.	4.500%	3/26/20	8,250	9,153
Philip Morris International Inc.	4.125%	5/17/21	43,025	46,147

Philip Morris International Inc.	2.500%	8/22/22	21,645	20,228
Philip Morris International Inc.	2.625%	3/6/23	46,850	43,685
2 Procter & Gamble - Esop	9.360%	1/1/21	38,998	50,115
6 Roche Holdings Inc.	6.000%	3/1/19	9,810	11,618
6 SABMiller Holdings Inc.	2.450%	1/15/17	11,400	11,785
6 SABMiller Holdings Inc.	3.750%	1/15/22	2,390	2,463
6 SABMiller Holdings Inc.	4.950%	1/15/42	4,100	4,306
6 SABMiller plc	6.500%	7/1/16	50,000	55,987
Sanofi	4.000%	3/29/21	44,090	47,412
St. Jude Medical Inc.	2.500%	1/15/16	24,840	25,609
6 Tesco plc	5.500%	11/15/17	50,000	55,863
Thermo Fisher Scientific Inc.	3.250%	11/20/14	9,385	9,574
Thermo Fisher Scientific Inc.	3.200%	5/1/15	10,355	10,669
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,405	11,934
Thermo Fisher Scientific Inc.	1.850%	1/15/18	20,495	20,518
Unilever Capital Corp.	4.250%	2/10/21	95,235	104,151
Wyeth LLC	5.950%	4/1/37	25,000	30,182
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	37,126
Zoetis Inc.	3.250%	2/1/23	3,475	3,366
Zoetis Inc.	4.700%	2/1/43	4,170	4,126

Energy (1.0%)
Apache Finance Canada Corp.	7.750%	12/15/29	19,910	27,644
BP Capital Markets plc	3.200%	3/11/16	24,500	25,759
BP Capital Markets plc	1.846%	5/5/17	25,000	25,493
BP Capital Markets plc	4.750%	3/10/19	27,215	30,644
BP Capital Markets plc	4.500%	10/1/20	16,000	17,632
BP Capital Markets plc	3.245%	5/6/22	35,000	34,846
BP Capital Markets plc	2.500%	11/6/22	22,000	20,498
BP Capital Markets plc	3.994%	9/26/23	7,550	7,785
BP Capital Markets plc	3.814%	2/10/24	24,500	24,717
Chevron Corp.	3.191%	6/24/23	49,470	49,210
ConocoPhillips	5.200%	5/15/18	80,000	91,287
EOG Resources Inc.	5.625%	6/1/19	16,100	18,753
Halliburton Co.	3.500%	8/1/23	70,500	70,630
6 Motiva Enterprises LLC	5.750%	1/15/20	5,065	5,826
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	42,534
Occidental Petroleum Corp.	2.700%	2/15/23	21,000	19,958
6 Schlumberger Investment SA	2.400%	8/1/22	23,925	22,513
Schlumberger Investment SA	3.650%	12/1/23	44,520	45,596
Shell International Finance BV	4.375%	3/25/20	38,000	42,342
Shell International Finance BV	2.250%	1/6/23	34,000	31,390
Suncor Energy Inc.	5.950%	12/1/34	20,700	23,517
Total Capital International SA	1.550%	6/28/17	44,415	45,022
Total Capital International SA	2.700%	1/25/23	33,630	31,945
Total Capital SA	2.125%	8/10/18	42,000	42,777

Other Industrial (0.0%)
6 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	6,145	6,456
2 Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	25,236

Technology (0.6%)
Apple Inc.	2.400%	5/3/23	48,685	45,074
Apple Inc.	3.850%	5/4/43	17,000	14,798
Cisco Systems Inc.	2.125%	3/1/19	22,030	22,118
Cisco Systems Inc.	4.450%	1/15/20	40,000	44,504
Cisco Systems Inc.	2.900%	3/4/21	13,350	13,425

EMC Corp.	1.875%	6/1/18	20,000	20,061
EMC Corp.	2.650%	6/1/20	20,000	20,080
EMC Corp.	3.375%	6/1/23	20,000	19,824
International Business Machines Corp.	2.000%	1/5/16	15,825	16,269
International Business Machines Corp.	1.250%	2/6/17	10,075	10,177
International Business Machines Corp.	8.375%	11/1/19	25,000	33,010
International Business Machines Corp.	3.375%	8/1/23	70,925	70,463
International Business Machines Corp.	3.625%	2/12/24	60,000	60,391
International Business Machines Corp.	5.875%	11/29/32	25,000	30,476
Microsoft Corp.	4.000%	2/8/21	16,000	17,489
Oracle Corp.	6.125%	7/8/39	18,000	21,998

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,406
Burlington Northern Santa Fe LLC	3.000%	3/15/23	15,182	14,467
Burlington Northern Santa Fe LLC	3.850%	9/1/23	68,200	69,359
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	27,059	30,576
6 ERAC USA Finance LLC	5.900%	11/15/15	19,500	21,152
6 ERAC USA Finance LLC	2.750%	3/15/17	6,795	7,013
6 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,942
6 ERAC USA Finance LLC	3.300%	10/15/22	2,115	2,031
6 ERAC USA Finance LLC	7.000%	10/15/37	26,175	32,353
6 ERAC USA Finance LLC	5.625%	3/15/42	10,000	10,802
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	25,891	30,160
FedEx Corp.	2.625%	8/1/22	5,385	5,038
FedEx Corp.	2.700%	4/15/23	23,430	21,793
FedEx Corp.	4.900%	1/15/34	10,610	10,872
FedEx Corp.	3.875%	8/1/42	5,095	4,377
FedEx Corp.	4.100%	4/15/43	20,500	18,300
FedEx Corp.	5.100%	1/15/44	18,015	18,613
Southwest Airlines Co.	5.750%	12/15/16	32,500	36,327
2 Southwest Airlines Co. 1993-A Pass Through
Trust	7.540%	6/29/15	11,841	12,292
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	18,148	20,916
United Parcel Service Inc.	2.450%	10/1/22	17,950	17,056
United Parcel Service Inc.	4.875%	11/15/40	14,815	16,067
				9,160,269
Utilities (1.9%)
Electric (1.6%)
Alabama Power Co.	5.550%	2/1/17	17,650	19,484
Alabama Power Co.	5.700%	2/15/33	15,000	17,563
Ameren Illinois Co.	6.125%	12/15/28	54,000	64,126
Commonwealth Edison Co.	5.950%	8/15/16	23,120	25,852
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	15,668
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	23,308
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	28,415
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	13,855
Dominion Resources Inc.	5.200%	8/15/19	19,250	21,765
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	10,229
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	20,648
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	53,670
Duke Energy Florida Inc.	6.350%	9/15/37	8,000	10,324
Duke Energy Florida Inc.	6.400%	6/15/38	27,055	35,149
Duke Energy Progress Inc.	6.300%	4/1/38	14,705	18,866

	Florida Power & Light Co.	5.650%	2/1/35	50,000	58,090
	Florida Power & Light Co.	4.950%	6/1/35	10,000	10,965
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,924
	Florida Power & Light Co.	5.950%	2/1/38	39,215	48,583
	Georgia Power Co.	5.400%	6/1/18	38,660	44,365
	Georgia Power Co.	4.300%	3/15/42	23,145	22,466
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	25,000	29,958
	National Rural Utilities Cooperative Finance
	Corp.	3.875%	9/16/15	24,125	25,346
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	60,000	68,785
	Northern States Power Co.	6.250%	6/1/36	50,000	63,575
	NSTAR LLC	4.500%	11/15/19	3,535	3,880
	Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,197
	Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	18,289
	Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	12,355
	Pacific Gas & Electric Co.	5.125%	11/15/43	11,255	12,007
	PacifiCorp	2.950%	6/1/23	29,675	28,769
	PacifiCorp	5.900%	8/15/34	12,500	14,575
	PacifiCorp	6.250%	10/15/37	36,635	46,430
	Peco Energy Co.	5.350%	3/1/18	20,545	23,408
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	32,621
	Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	28,743
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,438
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	33,845
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,433
	South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	41,803
	Southern California Edison Co.	6.000%	1/15/34	7,695	9,471
	Southern California Edison Co.	5.550%	1/15/37	50,475	58,909
	Southern California Edison Co.	5.950%	2/1/38	40,000	49,214
	Southern Co.	2.450%	9/1/18	9,395	9,653
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	33,233
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	20,390
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	53,606

	Natural Gas (0.2%)
	AGL Capital Corp.	6.375%	7/15/16	25,815	28,928
6	DCP Midstream LLC	6.450%	11/3/36	30,325	32,207
6	Dominion Gas Holdings LLC	3.550%	11/1/23	21,445	21,260
	National Grid plc	6.300%	8/1/16	30,000	33,692
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.850%	10/15/23	60,000	60,157
	TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	49,964

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	37,590	41,744
					1,583,200
Total Corporate Bonds (Cost $16,877,487)					17,948,827
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
6	Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	45,760
6	CDP Financial Inc.	4.400%	11/25/19	40,000	44,524
6	Electricite de France	4.875%	1/22/44	11,000	10,897
6	Electricite de France SA	4.600%	1/27/20	50,000	55,029
[2,6] Electricite de France SA		5.250%	1/29/49	22,485	22,429
[2,6] Electricite de France SA		5.625%	12/29/49	45,000	44,775
6	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	22,000	20,251

International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	45,004
Japan Finance Organization for Municipalities	4.625%	4/21/15	7,800	8,170
Korea Finance Corp.	2.875%	8/22/18	37,605	38,753
Oesterreichische Kontrollbank AG	4.500%	3/9/15	10,500	10,947
Province of Ontario	4.500%	2/3/15	12,270	12,745
Province of Ontario	4.000%	10/7/19	56,415	62,046
Province of Ontario	4.400%	4/14/20	50,000	55,610
Quebec	5.125%	11/14/16	50,000	55,588
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	14,985	15,333
Republic of Poland	4.000%	1/22/24	39,375	39,712
Republic of South Africa	6.500%	6/2/14	21,900	22,201
Statoil ASA	2.900%	11/8/20	43,280	43,910
Statoil ASA	3.700%	3/1/24	16,100	16,429
6 Temasek Financial I Ltd.	2.375%	1/23/23	45,150	41,817
United Mexican States	3.500%	1/21/21	13,956	14,146
Total Sovereign Bonds (Cost $687,803)				726,076
Taxable Municipal Bonds (1.5%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	8,815	10,410
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	52,241
California GO	5.700%	11/1/21	16,840	19,898
California GO	7.550%	4/1/39	22,500	31,343
California GO	7.300%	10/1/39	8,880	11,953
California GO	7.600%	11/1/40	25,575	36,084
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	9,663
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	25,680	27,742
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	10,700
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	37,708
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	26,580	29,848
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	40,435	43,604
Houston TX GO	6.290%	3/1/32	24,610	29,716
Illinois GO	5.100%	6/1/33	3,145	3,095
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	35,260
7 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	53,612
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	15,645	18,308
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	65,292
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	19,000	23,414
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	25,878
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	26,005
Metropolitan Transn Auth NY Rev For Issues
Dtdprior To 10/17/08 See 59259r Taxable-
Transn-Ser E-Build Amer Bds (Issuer
Subsidy)	6.814%	11/15/40	4,000	5,103

New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	49,828
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,467
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,167
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15,950	19,423
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	15,199
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,235	6,376
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	80,961
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	31,548
Oregon GO	5.902%	8/1/38	19,510	22,337
7 Oregon School Boards Association GO	5.528%	6/30/28	50,000	56,797
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	15,244
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	12,591
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	53,000	49,232
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	50,675	56,439
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	14,642
Stanford University	6.875%	2/1/24	34,745	44,534
Stanford University	7.650%	6/15/26	29,000	39,918
University of California Regents General
Revenue	4.601%	5/15/31	21,975	23,561
University of California Regents Medical
Center Revenue	6.548%	5/15/48	16,970	21,162
University of California Regents Medical
Center Revenue	6.583%	5/15/49	29,065	36,338
University of California Revenue	5.770%	5/15/43	24,325	28,652
Total Taxable Municipal Bonds (Cost $1,069,344)				1,239,293
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.8%)
Money Market Fund (0.0%)
[8,9] Vanguard Market Liquidity Fund	0.130%		10,843,800	10,844

			Face
		Maturity	Amount
		Date	($000)

Repurchase Agreements (1.9%)
Bank of America Securities, LLC
(Dated 2/28/14, Repurchase Value
$22,200,000, collateralized by Federal
Farm Credit Bank 1.920%, 5/28/19, Federal
Home Loan Mortgage Corp. 6.750%,
3/15/31, and Federal National Mortgage
Assn. 2.660%, 8/28/23, with a value of
$22,644,000)	0.050%	3/3/14	22,200	22,200

Bank of Montreal
(Dated 2/28/14, Repurchase Value
$30,000,000, collateralized by Federal
Home Loan Mortgage Corp. 0.000%,
3/4/14, Federal National Mortgage Assn.
2.500%, 10/1/27, and U.S. Treasury
Note/Bond 0.000%, 1/31/16, with a value of
$30,600,000)	0.040%	3/3/14	30,000	30,000
Citigroup Global Markets Inc.
(Dated 2/28/14, Repurchase Value
$80,200,000, collateralized by U.S.
Treasury Note/Bond 2.875%, 3/31/18, with
a value of $81,804,000)	0.040%	3/3/14	80,200	80,200
Deutsche Bank Securities, Inc.
(Dated 2/28/14, Repurchase Value
$175,001,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
12/1/40, Federal National Mortgage Assn.
3.000% - 5.000%, 7/1/31 - 12/1/43, and
Government National Mortgage Assn.
5.500%, 10/20/59, with a value of
$178,500,000)	0.060%	3/3/14	175,000	175,000
HSBC Bank USA
(Dated 2/28/14, Repurchase Value
$34,200,000, collateralized by Federal
National Mortgage Assn. 3.000% - 6.000%,
2/1/25 - 2/1/44, with a value of
$34,866,000)	0.050%	3/3/14	34,200	34,200
HSBC Bank USA
(Dated 2/28/14, Repurchase Value
$230,001,000, collateralized by Federal
National Mortgage Assn. 2.500% - 6.500%,
1/1/17 - 4/1/48, with a value of
$234,600,000)	0.050%	3/3/14	230,000	230,000
RBC Capital Markets LLC
(Dated 2/28/14, Repurchase Value
$105,900,000, collateralized by Federal
Home Loan Mortgage Corp. 3.157% -
3.637%, 9/1/40 - 9/1/41, and Federal
National Mortgage Assn. 2.553% - 3.875%,
12/1/32 - 5/1/42, with a value of
$108,018,000)	0.050%	3/3/14	105,900	105,900
RBS Securities, Inc.
(Dated 2/28/14, Repurchase Value
$692,702,000, collateralized by U.S.
Treasury Note/Bond 0.250% - 4.500%,
2/28/15 - 11/15/22, with a value of
$706,554,000)	0.040%	3/3/14	692,700	692,700
TD Securities (USA) LLC
(Dated 2/28/14, Repurchase Value
$167,301,000, collateralized by Federal
Home Loan Bank 0.000%, 1/10/17, Federal
Home Loan Mortgage Corp. 0.750%,
11/25/14, and Federal National Mortgage
Assn. 3.500%, 9/1/26, with a value of
$170,647,000)	0.050%	3/3/14	167,300	167,300
				1,537,500

U.S. Government and Agency Obligations (0.9%)
United States Treasury Bill	0.030%	4/17/14	120,000	119,993
United States Treasury Bill	0.038%	4/24/14	675,000	674,952
				794,945
Total Temporary Cash Investments (Cost $2,343,298)				2,343,289
Total Investments (100.7%) (Cost $62,734,718)				82,670,277
Other Assets and Liabilities-Net (-0.7%)[9,10]				(608,291)
Net Assets (100%)				82,061,986

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,616,000.
1 Securities with a value of $4,915,000 have been segregated as collateral for open over-the-counter swap contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2014.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $2,983,571,000, representing 3.6% of net assets.
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
9 Includes $10,844,000 of collateral received for securities on loan.
10 Cash of $21,671,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Schedule of Investments for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,614,902	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	537,496	277,740
Corporate Bonds	—	17,948,827	—
Sovereign Bonds	—	726,076	—
Taxable Municipal Bonds	—	1,239,293	—
Common Stocks	49,742,470	3,240,184	—
Temporary Cash Investments	10,844	2,332,445	—
Futures Contracts—Assets[1]	3,230	—	—
Swap Contracts—Assets	—	3,499	—
Total	49,756,544	32,642,722	277,740
1 Represents variation margin on the last day of the reporting period.

H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2014	(14,756)	(1,837,583)	(2,259)
Ultra Long U.S. Treasury Bond	June 2014	35	5,026	57

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/
Moody’s Rating
CMBX.NA.AAA 6/Baa1[2]	5/11/63	UBSAG	12,460	443	0.500	146
CMBX.NA.AAA 6/Baa1[2]	5/11/63	DBAG	13,900	534	0.500	203
CMBX.NA.AAA 6/Baa1[2]	5/11/63	DBAG	13,900	547	0.500	216
CMBX.NA.AAA 6/Baa1[2]	5/11/63	GSI	13,900	584	0.500	254
CMBX.NA.AAA 6/Baa1[2]	5/11/63	MSCS	13,205	573	0.500	258
CMBX.NA.AAA 6/Baa1[2]	5/11/63	MSCS	13,205	573	0.500	258
CMBX.NA.AAA 6/Baa1[2]	5/11/63	CSFBI	13,110	630	0.500	318

CMBX.NA.AAA 6/Baa1[2]	5/11/63	MSCS	24,970	1,183	0.500	588
CMBX.NA.AAA 6/Baa1[2]	5/11/63	CSFBI	26,315	1,253	0.500	627
CMBX.NA.AAA 6/Baa1[2]	5/11/63	DBAG	25,900	1,247	0.500	631
						3,499

1 CSFBI—Credit Suisse First Boston
    International.
DBAG—Deutsche Bank AG.
MSCS—Morgan Stanley Capital Services Inc.
UBSAG—UBS AG.
GSI— Goldman Sachs International.
2 CMBX NA—North American Commercial
    Mortgage Backed Index.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event

J. At February 28, 2014, the cost of investment securities for tax purposes was $62,794,199,000. Net unrealized appreciation of investment securities for tax purposes was $19,876,078,000, consisting of unrealized gains of $20,134,384,000 on securities that had risen in value since their purchase and $258,306,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications

VANGUARD WELLINGTON FUND

By:

/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:

/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD WELLINGTON FUND

By:

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.